FAIR VALUE MEASUREMENT (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Prepaids and Other [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Prepaids and Other [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Prepaids and Other [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Other Assets [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Other Assets [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Other Assets [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Accounts Payable and Accrued Liabilities [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Accounts Payable and Accrued Liabilities [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Accounts Payable and Accrued Liabilities [Member] Predecessor [Member]		Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Other Long Term Obligations [Member]		Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member] Other Long Term Obligations [Member]		Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Other Long Term Obligations [Member] Predecessor [Member]
Assets
Currency contracts				0	[1]	0	[1]	2.0	[1]	0	[1]	0	[1]	2.5	[1]
Commodity contracts				0	[2]	0	[2]	0.5	[2]
Derivative Assets	0	0	5
Liabilities
Commodity contracts																0	[2]	0	[2]	0.4	[2]	0	[2]	0	[2]	0.2	[2]
Derivative Liabilities	0	0	0.6

[1]	The fair value of forward currency contracts is measured using the discounted difference between contractual rates and market future rates. Interest rates, forward market rates, and volatility are used as inputs for such valuation techniques. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty's non-performance risk in the fair value measurements.
[2]	The fair value of commodity swap contracts is measured using the discounted difference between contractual rates and market rates. The fair value of natural gas commodity options is measured using techniques derived from the Black-Scholes pricing model. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty's non-performance risk in the fair value measurements.